Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Capital Reserve [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings (Loss) [Member]	Total
Balance at Dec. 31, 2018	$ 30,273	$ (1,140)	$ 3,345	$ (210,914)	$ (178,436)
Balance, shares at Dec. 31, 2018
Income for the year				36,002	36,002
Foreign currency translation gain/loss			(2,013)		(2,013)
Balance at Jun. 30, 2019	$ 30,273	(1,140)	1,332	(174,912)	(144,447)
Balance, shares at Jun. 30, 2019
Balance at Dec. 31, 2019	$ 30,273	(1,140)	89	163,025	192,247
Balance, shares at Dec. 31, 2019
Income for the year				(413,421)	(413,421)
Foreign currency translation gain/loss			(5,347)		(5,347)
Balance at Jun. 30, 2020	$ 30,273	$ (1,140)	$ (5,258)	$ (250,396)	$ (226,521)
Balance, shares at Jun. 30, 2020